REVENUES (Tables)	12 Months Ended
Dec. 31, 2014
REVENUES [Abstract]
Schedule of Revenues by Product
	For the years ended December 31
	2012	2013	2014
	RMB	RMB	RMB
Sales of solar modules	3,897,288,039	6,660,317,517	9,155,395,954
Sales of silicon wafers	328,428,550	70,636,980	286,585,049
Sales of solar cells	138,686,401	184,203,072	200,643,639
Sales of silicon ingots	1,885,648	1,189,751	-
Sales of recovered silicon materials	270,406	14,559,658	11,272,636
Processing service fees	213,427,948	71,010,744	69,581,434
Solar system integration projects	213,174,391	201,056	11,209,600
Revenue from generated electricity	1,607,066	76,719,737	243,840,336
Total	4,794,768,449	7,078,838,515	9,978,528,648

Schedule of Revenues by Geographic Area
	For the years ended December 31
	2012	2013	2014
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	2,179,670,146	3,461,295,473	4,357,362,571
Outside China
America	135,839,209	414,371,308	1,766,283,018
UK	23,684,362	227,654,714	1,266,982,317
Chile	451,778	4,601,077	580,383,748
South Africa	202,449	681,502,434	534,571,266
Japan	11,409,559	112,460,144	486,201,347
Rest of the world	2,443,510,946	2,176,953,365	986,744,381
Total	4,794,768,449	7,078,838,515	9,978,528,648